Share-based Payment Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based Payment Expense
9.  Share-based Payment Expense

Continuing operations

	2020 $m	2019 $m	2018 $m
Performance Share Plans and Restricted Share Plan expense	93	79	73
Share option expense	3	4	4
Total share-based payment expense (i)	96	83	77

(i)	The total share-based payment expense in 2019 and 2018, including discontinued operations, amounted to $86 million and $79 million respectively.

Share-based payment expense relates primarily to awards granted under the 2014 Performance Share Plan and the Group’s Savings-related Share Option Schemes. The expense, which in 2019 and 2018 also includes charges in relation to the 2013 Restricted Share Plan, is reflected in operating costs in the Cons
o
lidated Income Statement.

2014 Performance Share Plan

The structure of the 2014 Performance Share Plan is set out in the Directors’ Remuneration Report on page 90. An expense of $93 million was recognised in 2020 (2019: $78 million; 2018: $72 million).

Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2020
Granted in 2020	€ 31.50	3 years	3,428,021	3,357,421
Granted in 2019	€ 29.44	3 years	3,688,027	3,470,729
Granted in 2018	€ 28.32	3 years	3,863,433	3,508,468

(i)
Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019 and 2018. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

25% of each award made in 2020 and 2019 is subject to TSR performance measured against a tailored peer group; 25% is subject to a RONA metric; with the remaining 50% subject to a cumulative cashflow metric (2018: 50% of each award is subject to a TSR measure, with 25% being measured against a tailored sector peer group and 25% against the FTSE
All-World
Construction & Materials Index. The other 50% of each award is subject to a cumulative cashflow metric). Further details are set out on page
90
in the Directors’ Remuneration Report.

The fair values assigned to the portion of awards which are subject to TSR performance against peers and, in the case of 2018, the index, was
€
18.52 (2019:
€
18.59; 2018:
€
13.52). The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2020	2019	2018
Risk-free interest rate (%)	(0.61)	(0.37)	(0.43)
Expected volatility (%)	22.1	23.2	27.4

The expected volatility was determined using a historical sample of daily CRH share prices.

The fair value of (i) the portion of awards subject to cash flow performance; (ii) from 2019, the portion of awards subject to a RONA metric; and (iii) the awards with no performance conditions (which are subject to a one or three-year service period) was
€
31.50 (2019:
€
29.44; 2018:
€
28.32). The fair value was calculated using the closing CRH share price at the date the award was granted.

Share Option Schemes

The 2010 Share Option Scheme was replaced in 2014 by the 2014 Performance Share Plan, and accordingly no options have been granted since 2013.

Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2020		2019		2018
Outstanding at beginning of year	€ 16.19	278,349	€ 16.48	800,770	€ 17.96	1,441,779
Exercised (i)	€ 16.19	(77,748)	€ 16.65	(520,115)	€ 19.82	(634,994)
Lapsed	€ 16.19	(3,348)	€ 16.19	(2,306)	€ 17.36	(6,015)
Outstanding at end of year (ii)	€ 16.19	197,253	€ 16.19	278,349	€ 16.48	800,770
Exercisable at end of year	€ 16.19	197,253	€ 16.19	278,349	€ 16.48	800,770

(i)	The weighted average share price at the date of exercise of these options was € 31.70 (2019: € 29.10; 2018: € 27.90).

(ii)	All options granted have a life of ten years.

	2020	2019	2018
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.30	3.30	2.57

euro-denominated options outstanding at end of year (number)	197,253	278,349	796,850
Exercise price/range of exercise prices ( € )	16.19	16.19	16.19-17.30

Pound Sterling-denominated options outstanding at end of year (number)	-	-	3,920
Exercise price (Stg£)	-	-	15.30

2010 Savings-related Share Option Schemes

The Group operates Savings-related Share Option Schemes. Participants may save up to
€
500/Stg£500 per month from their net salaries for a fixed term of three or five years and at the end of the savings period they have the option to buy CRH shares at a discount of up to 15% of the market price on the date of invitation of each savings contract.

Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2020		2019		2018
Outstanding at beginning of year	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176	€ 21.50/Stg£18.05	1,556,299
Exercised (i)	€ 23.21/Stg£22.37	(178,773)	€ 19.09/Stg£16.20	(627,034)	€ 19.00/Stg£15.26	(161,950)
Lapsed	€ 23.25/Stg£21.54	(156,582)	€ 23.49/Stg£20.85	(207,070)	€ 24.62/Stg£20.75	(209,264)
Granted (ii)	€ 0.00/Stg£0.00	-	€ 24.24/Stg£20.11	656,790	€ 23.39/Stg£20.83	501,091
Outstanding at end of year	€ 23.83/Stg£19.69	1,173,507	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176
Exercisable at end of year	€ 24.66/Stg£24.51	16,528	€ 18.88/Stg£15.89	13,065	€ 18.75/Stg£15.54	14,059

(i)	The weighted average share price at the date of exercise of these options was € 31.70 (2019: € 28.52; 2018: € 29.54).

(ii)
No options over CRH plc’s Ordinary Shares were granted to employees in 2020 (2019: 556,493 share options in April 2019 and 100,297 share options in May 2019; 2018: 501,091 share options in April 2018). In 2019, this figure comprises options over 518,944 (2018: 379,253) shares and 137,846 (2018: 121,838) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Continuing operations

	2020	2019	2018
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.14	1.87	1.50

euro-denominated options outstanding at end of year (number)	214,826	290,627	304,713
Range of exercise prices ( € )	20.83-27.86	17.67-27.86	14.15-27.86

Pound Sterling-denominated options outstanding at end of year (number)	958,681	1,218,235	1,381,463
Range of exercise prices (Stg£)	16.16-24.51	14.94-24.51	14.94-24.51

The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2019 (April)	€ 7.55	€7.98
Granted in 2019 (May)	€ 6.67	€7.19
Granted in 2018	€ 5.38	€5.88

The fair value of these options were determined using the following assumptions:

	2019				2018
	3-year		5-year		3-year	5-year
	April	May	April	May	April	April

Weighted average exercise price ( € )	23.30	24.24	23.30	24.24	23.39	23.39
Risk free interest rate (%)	(0.56)	(0.58)	(0.40)	(0.41)	(0.44)	(0.06)
Expected dividend payments over the expected life ( € )	2.34	2.34	4.06	4.06	2.21	3.83
Expected volatility (%)	19.6	20.0	21.1	21.3	20.0	20.5
Expected life in years	3	3	5	5	3	5

The expected volatility was determined using a historical sample of 37 month-end
CRH share prices in respect of the three-year savings-related share options and 61 month-end
share prices in respect of the five-year savings-related share options. The expected lives of the options are based on historical data and are therefore not necessarily indicative of exercise patterns that may materialise.

Other than the assumptions listed above, no other features of options grants were factored into the determination of fair value.

The terms of the options issued under the Savings-related Share Option Schemes do not contain any market conditions within the meaning of IFRS 2
Share-based Payment.